Stated capital - Movements in SARs and performance shares outstanding and related weighted average award prices (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2018 shares	Mar. 31, 2019 ZAR (R) shares	Mar. 31, 2018 ZAR (R) shares
SARs
Weighted average award price
Outstanding at the beginning of the year (in cents per share) | R		R 3.22	R 3.09
Exercised (in cents per share) | R		3.06	3.10
Forfeited (in cents per share) | R		3.20	3.14
Outstanding at the end of the year (in cents per share) | R		3.60	3.22
Exercisable at the end of the year (in cents per share) | R		R 3.12	R 3.13
Changes in number of shares outstanding [abstract]
Outstanding at the beginning of the year (in shares)		28,039,000	20,810,000
Exercised (in shares)		1,593,125	1,708,750
Forfeited (in shares)		(2,025,000)	(1,062,000)
Outstanding at the end of the year (in shares)		25,921,000	28,039,000
Exercisable at the end of the year (in shares)		4,419,000	1,306,000
SARs | Granted on May 25, 2018
Weighted average award price
Granted (in cents per share) | R		R 9.64	R 0.00
Changes in number of shares outstanding [abstract]
Granted (in shares)		500,000	0
Outstanding at the end of the year (in shares)		500,000
SARs | Granted on December 14, 2018
Weighted average award price
Granted (in cents per share) | R		R 9.65	R 0.00
Changes in number of shares outstanding [abstract]
Granted (in shares)		1,000,000	0
Outstanding at the end of the year (in shares)		1,000,000
SARs | Granted on May 30, 2017
Weighted average award price
Granted (in cents per share) | R		R 0.00	R 3.46
Changes in number of shares outstanding [abstract]
Outstanding at the beginning of the year (in shares)		9,750,000
Granted (in shares)		0	10,000,000
Outstanding at the end of the year (in shares)		8,962,000	9,750,000
Performance Shares
Changes in number of shares outstanding [abstract]
Outstanding at the beginning of the year (in shares)		0
Granted (in shares)	4,000,000
Forfeited (in shares)		(200,000)
Outstanding at the end of the year (in shares)		3,800,000	0
Exercisable at the end of the year (in shares)		0
Performance Shares | Granted on November 05, 2018
Changes in number of shares outstanding [abstract]
Granted (in shares)		4,000,000